SEGMENT INFORMATION (Details)	12 Months Ended
	Mar. 31, 2025 USD ($) Segment	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
SEGMENT INFORMATION [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Principal transactions and proprietary trading	$ 105,483	$ (715,309)	$ 0
Total revenues	7,447,944	10,055,809	5,738,774
Commissions and brokerage fees	(246,259)	(401,843)	(77,045)
Interest expenses	(289,943)	(158,441)	(18,041)
Research and development expenses	(427,672)	0	0
Operating (loss) income	(10,651,355)	2,943,194	3,066,453
Other (loss) income, net	(1,162,722)	(6,706)	729,113
(Loss) income before income tax expenses	(11,814,077)	2,936,488	3,795,566
Income tax expense	(153,428)	(439,934)	(714,861)
Loss on share of equity method investment, net of tax	(578,256)	0	0
Net (loss) income	(11,967,505)	2,496,554	3,080,705
Operating and Reportable Segments [Member]
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Brokerage and commission income	4,363,672	8,230,266	2,080,535
Principal transactions and proprietary trading	105,483	(715,309)	0
Interest income	1,176,572	1,166,998	204,183
Software licensing and related support services income	1,802,217	1,373,854	3,454,056
Commissions and brokerage fees	(246,259)	(401,843)	(77,045)
Software licensing and related support outsourcing cost	(975,865)	(802,745)	(562,577)
Interest expenses	(289,943)	(158,441)	(18,041)
Research and development expenses	(427,672)	0	0
Other operating costs and expenses	(16,159,560)	(5,749,586)	(2,014,658)
Other (loss) income, net	$ (1,162,722)	$ (6,706)	$ 729,113